Business Combinations - Additional Information (Detail)				12 Months Ended
	Dec. 15, 2023 EUR (€)	Nov. 02, 2023 EUR (€) ElectricVehicle	Jan. 01, 2023 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€) € / shares	Aug. 31, 2024 € / shares	Jun. 30, 2023 € / shares
Disclosure of detailed information about business combination [line items]
Minority interest recognized				€ 570,000
Par value per share | € / shares					€ 3.05	€ 1.24	€ 2.58
Albert Buettner GmbH [Member]
Disclosure of detailed information about business combination [line items]
Percentage Of Voting Equity Interests Acquired				25.10%
Gain recognized				€ 11,166,000
Revenue of acquiree since acquisition date					€ 5,995,000
Revenue of acquiree since acquisition date			€ 9,605,000
Profit (loss) of acquiree since acquisition date			€ (2,370,000)		2,888,000
Consideration transferred, acquisition-date fair value		€ 24,972,000		24,972,000
Cash consideration transferred				10,102,000	10,102,000
Fair value of deferred payment					4,465,000
Cash consideration outstanding					3,898
Put option liability				10,405,000
Reverse put option liability				12,000,000
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination					€ 290,000
Identifiable assets acquired (liabilities assumed)				€ 36,138,000
Albert Buettner GmbH [Member] | Investment and Shareholders Agreement with Greenmobility Invest 2 GmbH [Member]
Disclosure of detailed information about business combination [line items]
Percentage Of Voting Equity Interests Acquired	25.10%	100.00%
Fair value of put option liability	€ 10,405,000
Bottom of range [member] | Albert Buettner GmbH [Member]
Disclosure of detailed information about business combination [line items]
Number of electric vehicles on road | ElectricVehicle		2,000,000